PIMCO REALPATH Blend 2065 Fund Performance Management - PIMCO REALPATH Blend 2065 Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares.Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Fund’s regulatory index is the S&P 500 Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The S&P Target Date 2065+ Index is a supplemental index of the Fund. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes.
Performance Additional Market Index [Text]	The S&P Target Date 2065+ Index is a supplemental index of the Fund. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.
Bar Chart [Heading]	Calendar Year Total Returns — Institutional Class
Bar Chart Closing [Text Block]	Best QuarterDecember 31, 202310.68%Worst QuarterSeptember 30, 2023-3.79%Year-to-DateSeptember 30, 202517.53%
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/24)
Performance Table Does Reflect Sales Loads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	https://www.pimco.com/en-us/product-finder
Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	17.53%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.68%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.79%)
Lowest Quarterly Return, Date	Sep. 30, 2023